PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 159	$ 156
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,187	1,329
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	113	116
Data
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,643	560
Accumulated fair value adjustments:
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	786	719
Accumulated fair value adjustments: | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	652	582
Accumulated fair value adjustments: | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	113	45
Accumulated fair value adjustments: | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	21	92
Accumulated fair value adjustments: | Data
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 0	$ 0